Income taxes (Details Textual) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Domestic income tax rate	25.00%	25.00%	25.50%
Income tax adjustment with respect to prior year taxes	€ (18,275,000)	€ (9,097,000)	€ (25,648,000)
Tax benefit recognized	95,465,000	6,634,000	(28,796,000)
Tax benefit recognized, percentage	(8.30%)	(0.40%)	2.30%
Tax audits in different jurisdictions	92,521,000	24,566,000
Liability for unrecognized tax benefits	59,967,000	155,432,000	162,066,000
The amount of loss carry forward, tax effect	5,557,000	7,735,000	27,756,000
Dutch Statutory Tax Rate [Member]
Income Taxes (Textual) [Abstract]
Domestic income tax rate	25.00%	25.00%	25.50%
Adjustments In Respect of Prior Years Current Taxes [Member]
Income Taxes (Textual) [Abstract]
Income tax adjustment with respect to prior year taxes	18,300,000		25,600,000
Percentage of income from operations adjustments in respect to prior year taxes	1.60%		2.10%
Income tax adjustment with respect to prior year taxes due to innovation box			37,500,000
Percentage of income from operations adjustments in respect to prior year taxes due to innovation box			3.00%
United States Federal Tax Laws [Member]
Income Taxes (Textual) [Abstract]
Total amount of loss carry forward, tax basis	503,700,000
The amount of loss carry forward, tax effect	5,600,000
Liability For Unrecognized Tax Benefits [Member]
Income Taxes (Textual) [Abstract]
Period of uncertainty in payment of cash of unrecognized tax benefit		within one year
Period of not expected payment of unrecognized tax benefits Non current		within one year
Liability for unrecognized tax benefits	60,000,000	155,400,000
Accrued interest and penalties recorded in the consolidated balance sheets	21,400,000	24,500,000
Accrued interest and penalties recorded in the consolidated statements of operations	3,100,000	9,300,000	5,300,000
Unrecognized tax benefits that would impact effective tax rate	€ 3,000,000
Period of estimated changes to the liability for unrecognized tax benefits	next twelve months
Tax Effect Carry Forward Losses [Member]
Income Taxes (Textual) [Abstract]
Period of offsetting net operating losses	20 years
Minimum offsetting period allowed by United States	5 years
Maximum offsetting period allowed by United States	20 years